Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0001027263_SupplementTextBlock

EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 5, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of EQ Advisors Trust ("Trust"), as supplemented. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding the EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio, (each, a "Portfolio").

Information Regarding

EQ/AXA Franklin Small Cap Value Core Portfolio, EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio, EQ/International Value PLUS Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Large Cap Value PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Mutual Large Cap Equity Portfolio, and EQ/Templeton Global Equity Portfolio

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/AXA Franklin Small Cap Value Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Equity Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Franklin Core Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Global Multi-Sector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/International Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/International Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Large Cap Core PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Large Cap Growth PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Large Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Mid Cap Value PLUS Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Mutual Large Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

EQ/Templeton Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001027263_SupplementTextBlock

With respect to each Portfolio information under the caption "Investment Risks and Performance – Principal Risks" is revised to include the following additional risk:

Short Sales Risk: A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.